Equity accounted investments - Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period	R 4,038.8	R 3,733.9
Balance at the end of the period	5,621.0	4,038.8	R 3,733.9
Revenue from contracts with customers	126,173.1	72,124.2	50,036.2
Amortisation and depreciation	(7,592.4)	(7,214.1)	(6,613.8)
Interest income	1,065.4	560.4	482.1
Finance expense	(3,151.8)	(3,302.5)	(3,134.7)
Income and royalty tax	(4,858.2)	1,733.0	(1,083.8)
Income tax	(4,442.1)	(1,363.9)	(36.8)
Royalties	(1,765.0)	(431.0)	(212.6)
Profit/(loss) for the period	30,621.6	432.8	(2,520.7)
Other comprehensive income	(2,005.8)	(465.9)	1,764.1
Comprehensive income	28,615.8	(33.1)	(756.6)
Non-current assets	81,860.5	74,908.1	69,727.7
Property, plant and equipment	60,600.0	57,480.2	54,558.2
Right-of-use assets	295.6	360.9	0.0
Current assets	52,242.6	26,163.7	15,195.3
Cash and cash equivalents	20,239.8	5,619.0	2,549.1	R 2,062.4
Non-current liabilities	45,900.0	55,606.7	45,566.0
Current liabilities	R 17,487.1	14,326.8	14,632.6
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)	50.00%
Balance at the beginning of the period	R 2,687.7	2,492.4	2,012.9
Share of results of equity-accounted joint venture investee after tax	1,299.7	377.1	210.5
Dividend received	(103.2)	(111.0)	(87.0)
Foreign currency translation	44.4	(70.8)	356.0
Balance at the end of the period	3,928.6	2,687.7	2,492.4
Income tax	(984.2)	(282.3)	(266.6)
Royalties	(270.4)	(154.1)	(115.2)
Assets (liabilities)	3,976.1	2,735.3	2,543.8
Reconciling items	(47.5)	(47.6)	(51.4)
Mimosa | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue from contracts with customers	7,789.0	4,685.2	3,714.9
Amortisation and depreciation	(562.9)	(437.4)	(383.1)
Interest income	7.9	4.5
Finance expense	(28.1)	(43.5)	(26.0)
Income and royalty tax	(1,254.6)	(436.4)	(381.8)
Profit/(loss) for the period	2,599.4	754.2	420.9
Other comprehensive income	88.9	(141.3)	712.0
Comprehensive income	2,688.3	612.9	1,132.9
Non-current assets	5,178.0	4,723.9	4,592.3
Property, plant and equipment	5,178.0	4,704.8	4,592.3
Right-of-use assets		19.1
Current assets	4,635.1	2,535.1	2,047.9
Cash and cash equivalents	469.0	27.9	184.8
Other current assets	4,166.1	2,507.2	1,863.1
Non-current liabilities	1,304.6	1,235.4	1,168.1
Non-current financial liabilities	(12.2)	(128.7)	(60.7)
Other non-current liabilities	(1,292.4)	(1,106.7)	(1,107.4)
Current liabilities	556.3	553.0	384.6
Current financial liabilities	(476.0)	(446.5)	(377.7)
Other current liabilities	(80.3)	(106.5)	(6.9)
Assets (liabilities)	7,952.2	5,470.6	5,087.5
Current financial liabilities excluding trade and other payables	52.6	32.0	4.0
Noncurrent financial liabilities excluding trade and other payables	R 12.2	R 128.7	R 60.7